Annual Total Returns[BarChart] - PROFUND VP SMALL-CAP VALUE - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.10%)	16.16%	37.67%	5.81%	(8.28%)	28.77%	9.71%	(14.21%)	22.56%	1.06%